GENERAL	12 Months Ended
Dec. 31, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Mer Telemanagement Solutions Ltd. ("the Company" or "MTS") was incorporated on December 27, 1995. MTS and its subsidiaries ("the Group") is a worldwide provider of Telecom Expense Management (TEM), Mobile Virtual Network Enabler and Mobile Money services and solutions.

The Company's wholly-owned subsidiaries in the United States and Hong Kong, namely, MTS IntegraTRAK Inc. and MTS Asia Ltd., respectively, act as marketing and customer service organizations in those countries.

In March 2009, the Company discontinued the operations of TABS Brazil Ltda. its wholly owned subsidiary in Brazil, and its results of operations were classified as discontinued operations in the statement of operations. There are no assets from discontinued operations as of December 31, 2012 and 2013.

The summarized results of operations for TABS Brazil Ltda. for the years ended December 31, 2011, 2012 and 2013, which were reported separately as discontinued operations in the consolidated statements of income, are as follows:

	Year ended December 31,
	2011	2012	2013

Total operating expenses (income)	$84	$-	$(73)

Operating (loss) income	(84)	-	73

Net (loss) income from discontinued operations	(84)	-	73

Basic and diluted net income (loss) per Ordinary share from discontinued operations	$(0.02)	-	$0.02

b.
MTS's products are designed to provide telecommunication and information technology managers with tools to reduce communication costs, recover charges payable by third parties, and to detect and prevent abuse and misuse of telephone networks including fault telecommunication usage. MTS is a global provider of services and solutions in the Telecom Expense Management (TEM), Cloud Billing, Mobile Virtual Network Enabler (MVNE) and Mobile Money markets.  The Company's TEM Suite helps organizations reduce operational expenses, improve productivity and optimize networks and services associated with communications networks and information technology. MVNE and Mobile Money offerings enable MVNOs and financial service providers to manage their customers' and resellers' lifecycles.

The Company's shares are listed for trade on the NASDAQ Capital Market under the symbol "MTSL".

Revenues from a major customer accounted for 16%, 23% and 33% of total revenues for the years ended December 31, 2011, 2012 and 2013, respectively.